VESSELS (Details) (USD $)	6 Months Ended
	Jun. 30, 2013 Vessel	Jun. 30, 2012
VESSELS [Abstract]
Total number of vessels	20
Residual value	$ 4,000,000
Estimated useful life	25 years
Dry-docking charges	$ 4,773,000	$ 5,904,000